Basis of preparation (Details Textual) - Mar. 31, 2022	₨ / shares	$ / shares
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate | $ / shares		$ 1
Country of domicile [member]
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate | ₨ / shares	₨ 75.8071